Form N-1A Cover	Jul. 29, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	WISCONSIN CAPITAL FUNDS, INC.
Entity Central Index Key	0001395397
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 29, 2026
Prospectus Date	Jul. 29, 2026